SHARE CAPITAL (Share Capital) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 22, 2013 ILS	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS
SHARE CAPITAL [Abstract]
Reverse stock split ratio	0.2353
Ordinary shares, par value per share	0.0588235			0.25	0.25
Ordinary shares, shares authorized				40,000,000	15,000,000
Issuance of share capital		358,000	3,450,000
Proceeds from issuance of share capital		$ 2,458	$ 13,800